UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30th, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 6300 Bridgepoint Parkway
	  Building One, Suite 320
	  Austin, TX 78730

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kent A. Arnett
Title:    CCO
Phone:    512-767-6700
Signature, Place, and Date of Signing:

Kent A. Arnett    Austin, TX October 28th, 2009
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   77
Form 13F Information Table Value Total:   $1725951
List of Other Included Managers:

 No.  13F File Number     Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abercrombie & Fitch            common           002896207     9371   285000 SH       SOLE                   282000              3000
Altria Group                   common           02209S103      962    54001 SH       SOLE                                      54001
AmeriCredit Corp.              common           03060R101    86442  5474495 SH       SOLE                  4968395            506100
American Express Co.           common           025816109    14002   413030 SH       SOLE                   387330             25700
Bancorp Inc., The              common           05969A105    11686  2043027 SH       SOLE                  1771340            271687
Bank of America                common           060505104     9237   545900 SH       SOLE                   533500             12400
Berkshire Hath Cl. A           common           084670108    15958      158 SH       SOLE                        6               152
Berkshire Hath Cl. B           common           084670207     1854      558 SH       SOLE                                        558
Cardinal Health                common           14149Y108     2955   110250 SH       SOLE                   110000               250
CareFusion Corp.               common           14170T101     1202    55125 SH       SOLE                    55000               125
Cintas Corp.                   common           172908105     1825    60200 SH       SOLE                     3400             56800
Clorox Co.                     common           189054109     2667    45339 SH       SOLE                                      45339
Coca-Cola Co.                  common           191216100   139383  2595595 SH       SOLE                  2409355            186240
Colgate Palmolive              common           194162103     6911    90600 SH       SOLE                    90000               600
Comcast Corp. Spl A            common           20030N200    71226  4429490 SH       SOLE                  4390790             38700
ConocoPhillips                 common           20825C104    84891  1879780 SH       SOLE                  1862980             16800
Covidien Plc.                  common           G2554F105     8508   196670 SH       SOLE                   181770             14900
Dell Inc.                      common           24702R101    14802   970000 SH       SOLE                   965000              5000
Dish Network Corp.             common           25470M109    15056   781700 SH       SOLE                   772000              9700
Dun & Bradstreet Corp.         common           26483E100     3374    44800 SH       SOLE                     2200             42600
Ebay Inc.                      common           278642103    57198  2422600 SH       SOLE                  2200100            222500
Equifax Inc.                   common           294429105     1836    63000 SH       SOLE                     4000             59000
Exxon Mobil Corp.              common           30231G102     1441    21000 SH       SOLE                    21000
Furniture Brands Int'l         common           360921100     5409   978200 SH       SOLE                   978200
H&R Block                      common           093671105    34329  1867750 SH       SOLE                  1839250             28500
Hewlett-Packard Co.            common           428236103    17838   377839 SH       SOLE                   377839
Home Depot                     common           437076102     1383    51900 SH       SOLE                    50000              1900
Johnson & Johnson              common           478160104    36314   596382 SH       SOLE                   540867             55515
Kraft Foods, Inc.              common           50075n104     1149    43720 SH       SOLE                                      43720
Lancaster Colony Corp.         common           513847103    28641   558626 SH       SOLE                   508625             50001
Leucadia Nat'l Corp.           common           527288104     3033   122700 SH       SOLE                     6000            116700
Liberty Media Int. A           common           53071M104    60954  5556411 SH       SOLE                  5204585            351826
Loews Corp.                    common           540424108    14550   424820 SH       SOLE                   421820              3000
Lowes Companies Inc.           common           548661107     2017    96300 SH       SOLE                     5000             91300
MGIC Investment                common           552848103      222    30000 SH       SOLE                    30000
Markel Corp.                   common           570535104      462     1400 SH       SOLE                                       1400
Microsoft Corp.                common           594918104   120522  4655175 SH       SOLE                  4371755            283420
News Corp. Cl. A               common           65248E104   147423 12295460 SH       SOLE                 11967060            328400
News Corporation               common           65248E203     1119    80000 SH       SOLE                                      80000
Paychex Inc.                   common           704326107     2065    71100 SH       SOLE                     4000             67100
PepsiCo Inc.                   common           713448108   132543  2259515 SH       SOLE                  2207615             51900
Pfizer Inc.                    common           717081103   108173  6536150 SH       SOLE                  6315500            220650
Philip Morris Int'l            common           718172109     2666    54701 SH       SOLE                                      54701
Prestige Brands Hldgs          common           74112D101     3144   446600 SH       SOLE                   446600
Procter & Gamble Co.           common           742718109    89789  1550232 SH       SOLE                  1451435             98797
Resource America Inc.          common           761195205     7780  1617526 SH       SOLE                  1581926             35600
SLM Corp. SR NT                common           78442P304      720    51160 SH       SOLE                    48060              3100
Stryker Corp.                  common           863667101     6928   152500 SH       SOLE                   112000             40500
TJX Co.                        common           872540109     2467    66400 SH       SOLE                     4000             62400
Toyota Industries ADR          common           892330101    19156   695800 SH       SOLE                   695800
Tyco International             common           H89128104     3531   102400 SH       SOLE                    87500             14900
U.S. Bancorp                   common           902973304    33755  1544138 SH       SOLE                  1520920             23218
USG Corp.                      common           903293405    21234  1235950 SH       SOLE                  1225950             10000
United Healthcare              common           91324P102    38577  1540615 SH       SOLE                  1534265              6350
United Parcel Service          common           911312106     1903    33706 SH       SOLE                     2000             31706
Viacom Inc. Cl. A              common           92553P102      816    27700 SH       SOLE                     3500             24200
Viacom Inc. Cl. B              common           92553P201   129476  4617556 SH       SOLE                  4428606            188950
Wal Mart Stores Inc.           common           931142103    10984   223751 SH       SOLE                   220000              3751
Walgreen Co.                   common           931422109     2919    77900 SH       SOLE                     7500             70400
Walt Disney Co.                common           254687106     8238   300000 SH       SOLE                   300000
WellPoint Inc.                 common           94973V107     8818   186195 SH       SOLE                   184695              1500
Wells Fargo & Co.              common           949746101      409    14500 SH       SOLE                    14500
Wesco Financial Co.            common           950817106     1946     5980 SH       SOLE                                       5980
Western Union Co.              common           959802109     2993   158201 SH       SOLE                     3000            155201
WisdomTree Japan ETF                            97717W836      306 7400.000 SH       SOLE                 7400.000
American Int'l Grp Pfd.                         026874859      209    14655 SH       SOLE                    10455              4200
BAC Capital Trust X                             055189203      920    48700 SH       SOLE                    48700
Fannie Mae Pfd. F                               313586703      283   110805 SH       SOLE                   110055               750
Fannie Mae Pfd. G                               313586802       36    14300 SH       SOLE                      600             13700
Fannie Mae Pfd. H                               313586885      432   155000 SH       SOLE                   155000
Fannie Mae Pfd. I                               313586877      719   253340 SH       SOLE                   245540              7800
Fannie Mae Pfd. L                               313586844      203    76167 SH       SOLE                    72267              3900
Fannie Mae Pfd. M                               313586836      371   145388 SH       SOLE                   134188             11200
Fannie Mae Pfd. N                               313586828      139    52149 SH       SOLE                    48949              3200
Fannie Mae Pfd. S                               313586752      306   190000 SH       SOLE                   190000
Interpublic Grp. Pfd.                           460690803    25936    34000 SH       SOLE                    34000
SLM Corp. Pfd. A                                78442P205    16910   549926 SH       SOLE                   538826             11100